PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

8. PROPERTY, PLANT AND EQUIPMENT, NET

        Property, plant and equipment, net consist of the following:

	At December 31, 2015	At December 31, 2016
	$	$
Buildings	166,030	187,179
Leasehold improvements	7,755	9,023
Machinery	459,471	458,624
Furniture, fixtures and equipment	39,413	44,443
Motor vehicles	3,907	4,653
Land	—	13,451

	676,576	717,373
Accumulated depreciation	(391,635)	(402,792)
Impairment	(8,470)	(17,601)

	276,471	296,980
Construction in process	54,581	165,365

Property, plant and equipment, net	331,052	462,345

        Depreciation expense of property, plant and equipment was $79,895, $80,642 and $72,813 for the years ended December 31, 2014, 2015 and 2016, respectively. Construction in process primarily represents production facilities under construction and the machinery under installation.